PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 263,119
Property, plant and equipment at end of period	296,977	$ 263,119
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	372,724	312,676
Additions	58,830	56,104
Acquisition of subsidiaries	17,591	549
Disposals	(23,466)	(12,384)
Exchange and other adjustments	(2,840)	15,779
Property, plant and equipment at end of period	422,839	372,724
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(109,605)	(90,553)
Disposals	13,204	10,924
Exchange and other adjustments	(1,006)	(4,386)
Depreciation expense	(28,455)	(25,590)
Property, plant and equipment at end of period	(125,862)	(109,605)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	36,601
Property, plant and equipment at end of period	39,727	36,601
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	36,601	34,676
Additions	4,400	0
Acquisition of subsidiaries	843	0
Disposals	(2,083)	(118)
Exchange and other adjustments	(34)	2,043
Property, plant and equipment at end of period	39,727	36,601
Land | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Disposals	0	0
Exchange and other adjustments	0	0
Depreciation expense	0	0
Property, plant and equipment at end of period	0	0
Buildings and leaseholds
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	155,357
Property, plant and equipment at end of period	179,445	155,357
Property, plant and equipment, temporarily idle	34,725	18,889
Buildings and leaseholds | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	199,647	161,158
Additions	30,559	31,109
Acquisition of subsidiaries	10,404	50
Disposals	(14,630)	(1,008)
Exchange and other adjustments	245	8,338
Property, plant and equipment at end of period	226,225	199,647
Buildings and leaseholds | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(44,290)	(34,660)
Disposals	7,114	540
Exchange and other adjustments	(260)	(1,742)
Depreciation expense	(9,344)	(8,428)
Property, plant and equipment at end of period	(46,780)	(44,290)
Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	27,316
Property, plant and equipment at end of period	31,711	27,316
Production equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	42,838	37,310
Additions	7,248	7,155
Acquisition of subsidiaries	4,039	23
Disposals	(526)	(3,263)
Exchange and other adjustments	865	1,613
Property, plant and equipment at end of period	54,464	42,838
Production equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(15,522)	(11,232)
Disposals	111	2,879
Exchange and other adjustments	(272)	(832)
Depreciation expense	(7,070)	(6,337)
Property, plant and equipment at end of period	(22,753)	(15,522)
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	43,845
Property, plant and equipment at end of period	46,094	43,845
Other equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	93,638	79,532
Additions	16,623	17,840
Acquisition of subsidiaries	2,305	476
Disposals	(6,227)	(7,995)
Exchange and other adjustments	(3,916)	3,785
Property, plant and equipment at end of period	102,423	93,638
Other equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(49,793)	(44,661)
Disposals	5,979	7,505
Exchange and other adjustments	(474)	(1,812)
Depreciation expense	(12,041)	(10,825)
Property, plant and equipment at end of period	(56,329)	(49,793)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,975
Property, plant and equipment at end of period	$ 8,548	$ 5,975